Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements		Bonuses	Comm. Social Resp.	Total Payments
Total	[1]	$ 1,680	$ 9,962,579	$ 42,449	$ 2,337,038	[2]	$ 20,225	$ 43,047	$ 12,407,018
STN
Total	[3]		$ 9,962,579						9,962,579
PPSA
Total	[2],[3]				$ 2,337,038				2,337,038
ANP
Total	[3]			38,711			18,797		57,508
ICMBio
Total	[3]							$ 43,047	43,047
IDEMA
Total	[3]			3,173					3,173
Ibama
Total	[3]			$ 565					565
SIN
Total	[3]	$ 1,680							1,680
YPFB
Total	[3]						$ 1,428		$ 1,428

[1]	All the Petrobras' projects refer the commercial development of oil and natural gas, in the E&P segment, using the well extraction method.
[2]	In-kind production entitlements are presented at fair market value, which is calculated based on the volume the Brazilian Federal Government is entitled to, valued at the average Brent oil price for the year, pursuant to the production sharing regime adopted in Brazil for the exploration and production of oil, natural gas, and other fluid hydrocarbons in the Pre-Salt Polygon and/or strategic areas, and as established by Law 12,351/2010, particularly in articles 2(III), 15(III), 18, and 29(VII).
[3]	The payments of Petrobras in Brazil are made in Reais (BRL), while in Bolivia in Bolivianos (BOL). All payments in this Report are reported in US Dollars, which have been translated based on the exchange rate as of December 31, 2024 (Brazilian Real/US Dollar 6.19 and Boliviano/US Dollar 6.96).